CREDIT FACILITIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loan term loans	$ 90,821
Current maturities	(77,493)	$ (75,469)
Total	$ 13,328	91,986
Volkswagen Finance (China) Co. Ltd
Lender Name	Volkswagen Finance (China) Co. Ltd
Maturities	Due monthly until March 2021
Weighted Average Interest Rate	4.06%
Collateral/ Guarantee	Automobiles
Loan term loans	$ 90,821	167,455
Current maturities	(77,493)	(75,469)
Total	$ 13,328	$ 91,986